Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of authorized shares

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	24,180	1,165,952,497	1,165,976,677
Series B shares (1)	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(14,525,694)	(14,525,694)	(1)
	24,180	1,151,426,803	1,151,450,983

(1)  During the year ended December 31, 2023, a total of 330,453 forfeited shares have been included as part of treasury shares.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(13,452,393)	(13,452,393)	(1)
	24,180	1,152,500,104	1,152,524,284

(1)  During the year ended December 31, 2022, a total of 103,712 forfeited shares have been included as part of treasury shares.

Schedule of basic and diluted earnings (loss) per share

	As of December 31,
	2023		2022		2021
Net income (loss) for the period	US$	7,819	US$	(80,224)	US$	106,453
Weighted average number of shares outstanding (in thousands):
Basic		1,152,609		1,155,030		1,152,256
Diluted		1,165,451		1,165,135		1,165,612
EPS – LPS:
Basic	US$	0.007	US$	(0.069)	US$	0.092
Diluted	US$	0.007	US$	(0.069)	US$	0.091